Employment Benefits - Net Defined Benefit Liability and Asset (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset)
Remeasurement component	₩ 435,701	₩ 404,858
Defined benefit obligation
Disclosure of defined benefit plans [line items]
Beginning balance	4,312,702	3,776,715
Changes in net defined benefit liability (asset)
Current service cost	430,308	373,802
Interest cost	184,169	190,257
Remeasurement component	425,671	409,635
Past service cost	0	0
Actual payments	(392,336)	(437,734)
Others	131	27
Ending balance	4,960,645	4,312,702
Plan assets
Disclosure of defined benefit plans [line items]
Beginning balance	3,349,480	3,149,414
Changes in net defined benefit liability (asset)
Interest cost	141,108	163,074
Remeasurement component	(10,030)	4,777
Contributions by the employers	254,763	188,566
Actual payments	(184,088)	(156,351)
Ending balance	₩ 3,551,233	₩ 3,349,480